Principal Accounting Policies - Revenue recognition (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounting Policies [Abstract]
Agency service fees to third-party advertising agencies	¥ 180.9	$ 27.7	¥ 180.7	¥ 215.2
Revenues recognized from noncash transactions	¥ 6.8	$ 1.0	¥ 8.7	¥ 17.8